SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - GNQ INSILICO INC [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total		$ 3,314,235	$ 1,793,058
Total			1,149,344
Total	1,686,335	3,314,235
Green Sky Labs Inc [Member]
Related Party Transaction [Line Items]
Total		1,612,672	1,672,672
Total	1,597,672	1,612,672
My Next Health Inc Canada [Member]
Related Party Transaction [Line Items]
Total		887,132	120,386
Total		887,131
My Next Health Inc US [Member]
Related Party Transaction [Line Items]
Total		814,431
Total			$ 1,149,344
Total	$ 88,663	$ 814,432